Fair Value Hierarchy For Financial Assets Measured at Fair Value on Recurring Basis (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	$ 1,332,000	$ 318,000	$ 227,000
Total liabilities	1,332,000	318,000	227,000
Level I
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	0
Total liabilities	0	0	0
Level II
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	0
Total liabilities	0	0	0
Level III
Defined Benefit Plan Disclosure [Line Items]
Derivative liability	1,332,000	318,000	227,000
Total liabilities	$ 1,332,000	$ 318,000	$ 227,000